LEASES - Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Beginning balance	€ 1,333	€ 1,528
Additions	10,347	433
Interest	102	68
Payment of lease liabilities	(819)	(676)
Foreign exchange difference	(77)	(19)
Ending balance	€ 10,886	€ 1,333